SHAREHOLDERS’ DEFICIT (Details Narrative)					1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 21, 2025 USD ($) shares	Jan. 03, 2025	Feb. 29, 2024	May 18, 2023 $ / shares shares	Feb. 28, 2025 USD ($) shares	May 31, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Integer $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 13, 2025 shares	May 22, 2024 $ / shares	Apr. 16, 2024 $ / shares shares	Mar. 01, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preference shares, shares authorized												5,000,000	5,000,000
Preference shares, par value | $ / shares												$ 0.0001	$ 0.0001
Preference shares, shares outstanding												0	0
Preference shares, shares issued												0	0
Shares issued, price per share | $ / shares												$ 11.43
Public warrant exercisable term												6 months
General and administrative expenses | $												$ 3,088,671	$ 1,340,168
Public Warrants [Member]
Class of Stock [Line Items]
Redemption price per public warrant | $ / shares												$ 0.01
Redemption period												30 days
Warrant redemption condition minimum share price | $ / shares												$ 18.00
Threshold trading days for redemption of public warrants												20 days
Threshold consecutive trading days for redemption of public warrants | Integer												30
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares				$ 10.55											$ 11.24
Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized						750,000,000						750,000,000	750,000,000
Common stock, par value | $ / shares												$ 0.00005	$ 0.00005
Common stock, shares outstanding												440,000,000	440,000,000
Stockholders equity note stock split conversion ratio						20:1
Number of warrants issued												44,000,000	7,500,000
Exercise price of warrants | $ / shares												$ 0.40	$ 0.02
Warrants outstanding | $												$ 91,500,000	$ 47,500,000
General and administrative expenses | $												$ 940,421	$ 246,895
Aspire Biopharma Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized												750,000,000
Common stock, par value | $ / shares												$ 0.001
Common stock, shares outstanding												440,000,000
Parent Company [Member]
Class of Stock [Line Items]
Preference shares, shares authorized							10,000,000			10,000,000		10,000,000
Preference shares, par value | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001
Preference shares, shares outstanding							0			0		0
Common stock, shares authorized							490,000,000			490,000,000		490,000,000
Common stock, par value | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares outstanding							49,525,970			49,525,970		27,601,767		2,929,000
Preference shares, shares issued							0			0		0
Number of warrants issued												44,000,000	7,500,000
Exercise price of warrants | $ / shares												$ 0.40	$ 0.13
Warrants outstanding | $	$ 91,500,000											$ 91,500,000
Common stock, shares issued							49,525,970			49,525,970		27,601,767
General and administrative expenses | $							$ 395,692		$ 86,423	$ 15,469,240	$ 219,227
Parent Company [Member] | Corporate Advisory Agreement [Member]
Class of Stock [Line Items]
Shares outstanding percentage		4.75%	6.00%
Business combination shares issued					1,662,500
Business combination shares					35,000,000
General and administrative expenses | $					$ 14,131,250
Market price discount percentage					15.00%
Parent Company [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Sale of private placement warrants							14,374,969			14,374,969
Public warrant exercisable term							30 days			30 days
Redemption price per public warrant | $ / shares										$ 0.01
Redemption period										30 days
Warrant redemption condition minimum share price | $ / shares										$ 18.00
Threshold trading days for redemption of public warrants										20 days
Threshold consecutive trading days for redemption of public warrants | Integer										30
Parent Company [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Sale of private placement warrants							9,763,333			9,763,333
Parent Company [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock conversion	91,500,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												300,000,000	300,000,000
Common stock, par value | $ / shares												$ 0.0001	$ 0.0001
Common stock, shares outstanding												7,187,500	7,187,500
Common stock, shares issued												7,187,500	7,187,500
Common Class A [Member] | Parent Company [Member]
Class of Stock [Line Items]
Common stock, shares authorized							490,000,000			490,000,000		490,000,000
Common stock, par value | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares outstanding							49,525,970			49,525,970		27,601,767
Common stock, shares issued							49,525,970			49,525,970		27,601,767
Class A common stock conversion	5,735,717
Common Class A [Member] | Parent Company [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares							$ 11.50			$ 11.50
Common Class A [Member] | Parent Company [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares							$ 11.50			$ 11.50
Common Class A [Member] | Parent Company [Member] | Common Stock [Member]
Class of Stock [Line Items]
Business combination shares issued								1,662,500
Business combination shares								7,257,513
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding												577,644	1,803,729
Ordinary shares subject to possible redemption, shares issued												577,644	1,803,729
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized												50,000,000	50,000,000
Common stock, par value | $ / shares												$ 0.0001	$ 0.0001
Common stock, shares outstanding												0	0
Ratio to be applied to the stock in the conversion												20.00%
Common stock, shares issued												0	0
Class A common stock conversion				7,187,500
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Preference shares, shares authorized												25,000,000	25,000,000					25,000,000
Preference shares, par value | $ / shares												$ 0.0001	$ 0.0001					$ 0.0001
Preference shares, shares outstanding												322,059	0
Preference shares, shares issued																35,702	286,357
Shares issued, price per share | $ / shares																$ 0.80	$ 0.80